Exit Costs and Impairments (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Cash Components of Restructuring Activity	A summary of the liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheet, as of December 31, 2024 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs incurred	$30,205	$60,287	$90,492
Cash payments	(7,949)	(27,838)	(35,787)
Non-cash settlements	—	(6,423)	(6,423)
Foreign currency translation adjustment	(421)	454	33
Liability at December 31, 2024	$21,835	$26,480	$48,315

Summary of Charges Related to the Restructuring Program	The following is a summary of all charges related to the 2024 program recorded in the consolidated statement of income for the year ended December 31, 2024.

Classification and Type of Charge (in thousands)	Year Ended December 31, 2024

Cost of sales:
Exit costs, including contract termination costs	$43,355
Employee-related costs	8,204
Intangible asset impairments	133,738
Inventories	93,473
Property, plant and equipment impairments	16,288
Total costs in cost of sales	$295,058

Restructuring, acquisition, integration and other, net:
Exit costs	$16,932
Employee-related costs	22,001
Property, plant and equipment impairments	46,351
Other asset write-downs	4,569
Intangible asset impairments	1,536
Total costs in restructuring, acquisition, integration and other, net	$91,389
Total costs	$386,447
The below table shows the pre-tax restructuring charges recorded in 2023 and 2022 in the accompanying consolidated statements of income. No charges were incurred in 2024 related to this program.

(in thousands)	2023	2022

Cost of sales	$—	$391
Restructuring, acquisition, integration and other, net	6,948	4,612
Total restructuring charges	$6,948	$5,003
Cost of sales charges in 2022 were for inventory write-downs.
A summary of the restructuring liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheets, as of December 31, 2024 and 2023 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Liability at December 31, 2022	$4,145	$494	$4,639
Cost incurred in 2023	7,457	160	7,617
Release of accruals	(662)	(7)	(669)
Cash payments	(3,667)	(500)	(4,167)
Foreign currency translation adjustment	137	—	137
Liability at December 31, 2023	$7,410	$147	$7,557
Release of accruals	(941)	(52)	(993)
Cash payments	(5,898)	(94)	(5,992)
Foreign currency translation adjustment	(263)	(1)	(264)
Liability at December 31, 2024	$308	$—	$308